Concentration of Risks	12 Months Ended
Dec. 31, 2023
Concentration of Risks [Abstract]
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

(a) Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, time deposits, accounts receivable and accounts receivable from related parties. As of December 31, 2022 and 2023, the aggregate amount of cash and cash equivalents and restricted cash from continuing operations were $11,337 and $1,073, respectively. As of December 31, 2022 and 2023, the aggregate amount of cash and cash equivalents and restricted cash of $1,930 and $401 respectively, were held at major financial institutions located in the PRC, and $9,407 and $672, respectively, were deposited with major financial institutions located outside the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Group has deposits has increased. In the event of bankruptcy of one of the banks which holds the Group’s deposits, the Group is unlikely to claim its deposits back in full since the bank is unlikely to be classified as a secured creditor based on PRC laws.

The Group had cash held by Silicon Valley Bank as of December 31, 2022. On March 10, 2023, the California Department of Financial Protection and Innovation closed Silicon Valley Bank and appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver. On March 12, 2023, the U.S. Department of the Treasury, the Federal Reserve and the FDIC released a joint statement confirming that all depositors of Silicon Valley Bank would have access to all of their money after only one business day of closure, including funds held in uninsured deposit accounts. The Group received full access to the funds in its deposit and money market accounts on March 13, 2023. In light of actions by the federal government to fully protect deposit accounts, the Group has not experienced any credit losses on its deposits of cash. The Group transferred out all the balance of $823 in March 2023.

Accounts receivable, and accounts receivable from related parties are both typically unsecured and are derived from revenues earned from customers. The risk is mitigated by credit evaluations the Group performs on its ongoing credit evaluations of its customers’ financial conditions and ongoing monitoring process of outstanding balances.

(b) Business supplier, customer, and economic risk

The Group participates in a dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technology; control of telecommunication infrastructures by local regulators and industry standards; strategic relationships or customer relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

(i) Customer concentration risk – the Group’s main operations are dependent upon a few customers, with one particularly large customer representing 37.06% of the Group’s net revenues during the year ended December 31, 2023. It is always considered at least reasonably possible that any customer can be lost in the near time. There is no guarantee that the large customer will continue to place orders with the Group or award similar volume of business to the Group. The Group’s top five customers accounted for 87.8%, 86.4% and 95.2% of our net revenues in the years ended December 31, 2021, 2022 and 2023, respectively.

The accounts receivable from the largest single customer accounted for 43% and 77% of the Group’s total accounts receivable for the years ended December 31, 2022 and 2023, respectively.

(ii) Product concentration and geography concentration risks –For the fiscal year of 2021, approximately 37.6% of the Group’s net revenues was focused on the handset mobile device. For the fiscal year of 2022, approximately 43.4% of the Group’s net revenues was focused on the handset mobile device. For the fiscal year of 2023, approximately 59.4% of the Group’s net revenues was focused on the handset mobile device. There is no guarantee that this product type will continue to have demand in the fast-changing telecom industry or that the Group can continue to feasibly compete as a designer and manufacturer of such products.

(iii) Business supplier risk

For the Group’s continuous operations, the Group’s top five suppliers accounted for 68.8% and 52.9% of our cost of goods sold in the years ended December 31, 2022 and 2023, respectively.

(iv) Economic risk – the Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 40 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(c) Foreign currency exchange rate risk

For financial reporting purposes, the financial statements of the Group’s PRC operating subsidiaries and VIE, which are prepared using the functional currency of the PRC, Renminbi (“RMB”), are translated into the Company’s reporting currency, the United States Dollar (“U.S. dollar”). Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

The exchange rates used to translate amounts in RMB into US$ for the purposes of preparing the consolidated financial statements are as follows:

	As of December 31,
	2022	2023
Balance sheet items, except for equity accounts	6.9646	7.0827

	Years ended December 31,
	2022	2023
Items in the statements of operations and comprehensive loss	6.7261	7.0464

(d) Interest rate risk

The Group is exposed to interest rate risk on its interest-bearing liabilities. As part of its liability risk management, the Group reviews and takes appropriate steps to manage its interest rate exposures on its interest-bearing liabilities. The Group has not been exposed to material risks due to changes in market interest rates, and not used any derivative financial instruments to manage the interest risk exposure during the years presented.